Taxes (Details) - Schedule of Effective Tax - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax [Abstract]
China Statutory income tax rate (25%)		$ 131,411	$ 211,054
Effect of preferential tax rate		54,498	91,908
Research & Development (“R&D”) tax credit	[1]	(394,808)	(520,567)
Change in valuation allowance		(28,090)	69,151
NOL true up		74,281
Non-deductible items and others	[2]	83,620	2,254
Effective tax rate		$ (79,088)	$ (146,200)

[1]	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income for the years ended December 31, 2023 and 2022.
[2]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.